SHORT-TERM BANK LOAN (Tables)	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
SCHEDULE OF BANK LOAN

Bank loan consists of the following:

Provider	Loan period	Interest rate	September 30, 2025	September 30, 2024

Industrial & Commercial Bank of China (“ICBC”)	July 31, 2025 to July 26, 2026	2.75%	$318,865	$-
Industrial & Commercial Bank of China (“ICBC”)	August 9, 2024 to August 9, 2025	3.10%	-	323,472
Total			$318,865	$323,472